Net Income Per Share - Summary of Net Income Per Share (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
NET INCOME (LOSS) PER SHARE - BASIC:
Net income attributable to ADS	$ 36,631	$ 33,618	$ 11,124	$ 28,159	$ 43,260
Change in fair value of Redeemable Convertible Preferred Stock	(11,054)	(4,764)	(3,979)	(5,869)	(10,257)
Dividends paid to Redeemable Convertible Preferred Stockholders	(75)	(430)	(10,139)	(736)	(668)
Dividends paid to unvested restricted stockholders		(16)	(418)	(52)	(34)
Net income (loss) available to common stockholders and participating securities	25,502	28,408	(3,412)	21,502	32,301
Undistributed income allocated to participating securities	(3,040)	(3,124)		(2,042)	(3,241)
Net income (loss) available to common stockholders - Basic	22,462	25,284	(3,412)	19,460	29,060
Weighted average number of common shares outstanding - Basic	49,538	47,220	47,277	46,698	46,293
Net income (loss) per common share - Basic	$ 0.45	$ 0.54	$ (0.07)	$ 0.42	$ 0.63
NET INCOME PER SHARE-DILUTED:
Net income (loss) available to common stockholders - Basic	22,462	25,284	(3,412)	19,460	29,060
Undistributed income allocated to participating securities	1,073
Net income available to common stockholders - Diluted	$ 23,535	$ 25,284	$ (3,412)
Weighted average number of common shares outstanding - Basic	49,538	47,220	47,277	46,698	46,293
Assumed conversion of preferred stock	2,382
Assumed exercise of stock options	278	414		551	758
Weighted average number of common shares outstanding - Diluted	52,198	47,634	47,277	47,249	47,051
Net income (loss) per common share - Diluted	$ 0.45	$ 0.53	$ (0.07)	$ 0.41	$ 0.62
Potentially dilutive securities excluded as anti-dilutive	57	63	89	80	19